Document and Entity Information	May 10, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001829953
Document Type	8-K
Document Period End Date	May 10, 2024
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39814
Entity Tax Identification Number	98-1563902
Entity Address, Address Line One	251 Lytton Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	543-8180
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW
Security Exchange Name	NASDAQ